Fair Value Measurements (Changes in Fair Values of Level 3 Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1	$ 0
Transfers from Level 2	14
Transfers to Level 2	(2)
Loss on assets held	(2)
Payments received for securities sold	(4)
Purchases	21
Other	(1)
Balance at December 31	$ 26